Asbestos - Central Estimates, Net of Insurance Recoveries (Detail) - Mar. 31, 2020 $ in Millions, $ in Millions	USD ($)	AUD ($)
Central Estimate – Discounted and Inflated
Asbestos Claims [Line Items]
Asbestos Liability Actuarial Estimate	$ 1,250.9	$ 2,025.2
Range Of Discounted Actuarial Estimate Minimum	913.0	1,478.2
Range Of Discounted Actuarial Estimate Maximum	2,109.3	3,414.9
Central Estimate – Undiscounted but Inflated
Asbestos Claims [Line Items]
Asbestos Liability Actuarial Estimate	1,368.3	2,215.2
Central Estimate – Undiscounted but Inflated | Minimum
Asbestos Claims [Line Items]
Range Of Un Discounted Actuarial Estimate Minimum	984.3	1,593.6
Central Estimate – Undiscounted but Inflated | Maximum
Asbestos Claims [Line Items]
Range Of Un Discounted Actuarial Estimate Maximum	2,385.2	3,861.7
Central Estimate – Undiscounted and Uninflated
Asbestos Claims [Line Items]
Asbestos Liability Actuarial Estimate	$ 897.1	$ 1,452.4